Investments - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) variableInterestEntity	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Schedule of Investments [Line Items]
Carrying value of equity investments	$ 15,920	$ 17,906
Number of variable interest entities | variableInterestEntity	4
Non-marketable investments	$ 4,435	5,329	$ 3,945
Impairments to non-marketable investments not accounted for under the equity method	4,158	0
Realized gain on sale			32,300
VIE
Schedule of Investments [Line Items]
Carrying value of equity investments	9,900	8,400
TVM Life Science Ventures III
Schedule of Investments [Line Items]
Carrying value of equity investments	$ 7,198	3,872
Ownership percentage	3.10%
Payments for equity method investments	$ 2,400	1,100	2,400
TVM Life Science Ventures III | Investment Commitiment
Schedule of Investments [Line Items]
Unfunded commitment through 2029	6,800
PreAnalytiX GmbH
Schedule of Investments [Line Items]
Carrying value of equity investments	$ 3,422	6,856
Ownership percentage	50.00%
Dividends received	$ 9,100	7,500	$ 4,700
Other Long-Term Assets
Schedule of Investments [Line Items]
Carrying value of equity investments	16,200
Other Long-Term Assets | VIE
Schedule of Investments [Line Items]
Carrying value of equity investments		8,700
Maximum loss exposure	10,200
Other Long-Term Liabilities
Schedule of Investments [Line Items]
Carrying value of equity investments	(300)
Other Long-Term Liabilities | VIE
Schedule of Investments [Line Items]
Carrying value of equity investments	$ 300	$ 300